Long-term Debt - Information Per Loan 1 (Details) $ in Thousands	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2018 USD ($)	Aug. 23, 2018 USD ($)	Sep. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)
NBG $30,000 Facility
Debt Instrument [Line Items]
Initiation date				Apr. 19, 2018
Amount drawn down	$ 30,000
Maximum borrowing capacity				$ 30,000
Maturity date				Dec. 31, 2022
Number of installments				19
Frequency of payments				quarterly
Date of first required payment				Aug. 31, 2018
Repayment installment				$ 950
Balloon installment				$ 11,950
Vessels provided as collateral				The NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Gamma, Star Delta, Star Epsilon, Star Theta, Star Iris and Star Aurora.
Line of credit facility, description				The NBG $30,000 Facility will be used to refinance the outstanding amount of Commerzbank $120,000 Facility.
Commerzbank $120,000 Facilitiy
Debt Instrument [Line Items]
Repayments of debt	$ 34,726
Credit Agricole $43,000 Facility
Debt Instrument [Line Items]
Initiation date				Aug. 21, 2018
Amount drawn down		$ 43,000
Maximum borrowing capacity				$ 43,000
Vessels provided as collateral				The facility is secured by the vessels Star Borealis and Star Polaris.
Line of credit facility, description				The Credit Agricole $43,000 Facility will be used to refinance the outstanding amount under the Credit Agricole $70,000 Facility.
Number of loan tranches				2
Credit Agricole $43,000 Facility | Tranche A
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 21,500
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 625
Balloon installment				9,000
Credit Agricole $43,000 Facility | Tranche B
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 21,500
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 625
Balloon installment				$ 9,000
Credit Agricole $70,000 Facilitiy
Debt Instrument [Line Items]
Repayments of debt		$ 44,100
HSBC $80,000 Facility
Debt Instrument [Line Items]
Initiation date				Sep. 26, 2018
Amount drawn down			$ 80,000
Maximum borrowing capacity				$ 80,000
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 2,380
Balloon installment				$ 32,400
Vessels provided as collateral				The facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Cosmo, Star Kappa, Star Omicron and Star Zeta.
Line of credit facility, description				The HSBC $80,000 Facility will be used to refinance the outstanding amount under the HSH Nordbank $64,500 Facility and HSBC $86,600 Facility.
HSH Nordbank $64,500 Facility and HSBC $86,600 Facility
Debt Instrument [Line Items]
Repayments of debt			74,647
DNB $310,000 Facility
Debt Instrument [Line Items]
Initiation date				Sep. 27, 2018
Maximum borrowing capacity				$ 310,000
Vessels provided as collateral				The loan is secured by a first priority mortgage on Big Bang, Strange Attractor, Big Fish, Pantagruel, Gargantua, Goliath, Maharaj, Star Poseidon, Star Nasia, Diva, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Sirius, Star Vega, Star Triumph, Star Charis, Star Suzanna, Star Angelina and Star Gwyneth.
Number of loan tranches				2
DNB $310,000 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down			240,000
Proceeds from issuance of debt				$ 240,000
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 8,696
Balloon installment				$ 66,087
Line of credit facility, description				The tranche of $240,000 will be used to refinance the outstanding amount under the ABN $87,458 Facility, the DNB-SEB-CEXIM $227,500 Facility, the DNB $120,000 Facility, the Deutsche Bank AG $39,000 Facility and the ABN AMRO Bank N.V. $30,844 Facility.
DNB $310,000 Facility | Tranche B
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 70,000
Number of installments				12
Frequency of payments				quarterly
Repayment installment				$ 3,885
Line of credit facility, description				The tranche of $70,000 will be used to finance the acquisition and installation of scrubber equipment for the mortgaged vessels under the DNB $310,000 Facility.
ABN $87,458 Facility, DNB-SEB-CEXIM $227,500 Facility, DNB $120,000 Facility, Deutsche Bank AG $39,000 Facility, ABN AMRO Bank N.V. $30,844 Facility
Debt Instrument [Line Items]
Repayments of debt			$ 240,440